Label	Element	Value
Annual Sales Of Androgel One Point Sixty Two Percent	teva_AnnualSalesOfAndrogel	$ 1,050,000,000
Annual Sales Of Androgel At The Time Of Sttlement	teva_AnnualSalesOfAndrogelAtTimeOfSttlement	350,000,000
Annual Sales Of Intuniv	teva_AnnualSalesOfIntuniv	327,000,000
Annual Sales Of Intuniv	teva_AnnualSalesOfIntuniv	335,000,000
Annual Sales Of Lidoderm	teva_AnnualSalesOfLidoderm	1,200,000,000
Annual Sales Of Lidoderm	teva_AnnualSalesOfLidoderm	$ 1,400,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange	teva_Civilpenaltyforeachallegedlyfalseclaimsubmittedrange	Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $10,781 to $21,563
Nexium Settlement Payment	teva_NexiumSettlementPayment	$ 24,000,000
Ciprofloxacin Sales	teva_CiprofloxacinSales	500,000,000
Annual Sales Of Andro Gel One Percent	teva_AnnualSalesOfAndroGelOnePercent	140,000,000
Modafinil Payment	teva_ModafinilPayment	1,200,000,000
Punitive Damages	teva_PunitiveDamages	17,900,000
Compensatory Damages And Penalties	teva_CompensatoryDamagesAndPenalties	12,400,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	74,000,000
Annual Sales of Coreg	teva_CoregNetSales	1,600,000,000
Rugby Stettlement	teva_RugbyStettlement	100,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	500,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	1,000,000,000
Annual Sales of Effexor	teva_AnnualSalesOfEffexor	2,600,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	455,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	340,000,000
Opana Net Sales	teva_OpanaNetSales	299,000,000
Compensatory Damages For The State of Illonois	teva_CompensatoryDamagesForStateOfIllonois	100,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	430,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	500,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	950,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	2,300,000,000
Sec And Doj Penatlties	teva_SecAndDojPenatlties	519,000,000
Annual Sales Of Namenda	teva_AnnualSalesOfNamenda	1,100,000,000
Annual Sales Of Namenda	teva_AnnualSalesOfNamenda	1,400,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	2,800,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	3,700,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	416,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	$ 1,100,000,000